Borrowings	6 Months Ended
Sep. 30, 2019
Text block [abstract]
Borrowings
8	BORROWINGS
Borrowings at September 30, 2019 and March 31, 2019 consisted of the following:

	At September 30, 2019	At March 31, 2019
	(In millions)
Unsubordinated borrowings	¥11,154,546	¥10,632,213
Subordinated borrowings	263,311	273,819
Liabilities associated with securitization transactions	1,223,276	1,231,447
Lease liabilities (1)	398,357	30,379

Total borrowings	¥13,039,490	¥12,167,858

(1)
Lease liabilities at September 30, 2019 and March 31, 2019 are recognized and measured under IFRS 16 and IAS 17 “Leases,” respectively. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”